CONCENTRATION OF CREDIT RISK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
CONCENTRATION OF CREDIT RISK

21.	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash, subscription receivable, other receivables and revolving loan receivables from related parties. The subscription receivable from two equity investors was settled subsequent to the three months ended March 31, 2026. The outstanding revolving loan receivables are from Company’s parent and ultimate parent companies and are expected to be settled in 2026.

16.	Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash, subscription receivable, other receivables and revolving loan receivables from related parties. The subscription receivable from two equity investors and other receivable were settled subsequent to the year ended December 31, 2025 The revolving loan receivables are from Company’s parent and ultimate parent companies and are expected to be settled in 2026.